Insurance service result - Summary of Revenue Recognized on Insurance and Investments Contracts (Detail) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Disclosure Of Detailed Information About Recognition Of Revenue In Transition To IFRS 17 [Line Items]
Insurance revenue	€ 5,043	€ 5,312
Insurance contracts issued [member]
Disclosure Of Detailed Information About Recognition Of Revenue In Transition To IFRS 17 [Line Items]
Insurance revenue	5,002	5,282
Investment contracts with discretionary participating features [member]
Disclosure Of Detailed Information About Recognition Of Revenue In Transition To IFRS 17 [Line Items]
Insurance revenue	41	29
Related to contracts transitioned under the modified retrospective method [member] | Insurance contracts issued [member]
Disclosure Of Detailed Information About Recognition Of Revenue In Transition To IFRS 17 [Line Items]
Insurance revenue	266	260
Related to contracts transitioned under the fair value approach [member] | Insurance contracts issued [member]
Disclosure Of Detailed Information About Recognition Of Revenue In Transition To IFRS 17 [Line Items]
Insurance revenue	4,080	4,478
Other contracts [member] | Insurance contracts issued [member]
Disclosure Of Detailed Information About Recognition Of Revenue In Transition To IFRS 17 [Line Items]
Insurance revenue	€ 656	€ 544